Average Annual Total Returns{- Fidelity Freedom® 2055 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-07 - Fidelity Freedom® 2055 Fund	Fidelity Freedom 2055 Fund - Class K Return Before Taxes Past 1 year	Fidelity Freedom 2055 Fund - Class K Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F1682 Past 1 year	F1682 Since Inception
Total	18.28%	11.47%	[1]	18.40%	15.07%	[1]	16.54%	11.90%	[1]

[1]	(a)From July 20, 2017